Financial Instruments	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments	FINANCIAL INSTRUMENTS
Fair values
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values and estimated fair values of our financial instruments at June 30, 2024 and December 31, 2023 are as follows:

		June 30, 2024		December 31, 2023
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1) (2)	Level 1	527,591	527,591	679,225	679,225
Restricted cash and short-term deposits (1)	Level 1	93,930	93,930	92,245	92,245
Trade accounts receivable (3)	Level 1	31,511	31,511	38,915	38,915
Interest receivable from money-market deposits and bank accounts (3)	Level 1	4,059	4,059	3,929	3,929
Receivable from TTF linked commodity swap derivatives (3)	Level 1	—	—	7,581	7,581
Receivable from IRS derivatives (3)	Level 1	2,340	2,340	2,461	2,461
Trade accounts payable (3)	Level 1	(88,985)	(88,985)	(7,454)	(7,454)
Current portion of long-term debt and short-term debt (3) (4) (5)	Level 2	(356,931)	(356,931)	(343,781)	(343,781)
Long-term debt (4) (5)	Level 2	(637,467)	(637,467)	(696,933)	(696,933)
Long-term debt - Unsecured Bonds (4) (6)	Level 1	(199,905)	(199,184)	(199,869)	(197,906)

		June 30, 2024		December 31, 2023
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Derivatives:
Oil and gas derivative instruments (7)	Level 2	169,408	169,408	159,611	159,611
Asset on IRS derivatives (8)	Level 2	41,142	41,142	39,387	39,387
Asset on TTF linked commodity swap derivatives (8)	Level 2	24,378	24,378	48,079	48,079

(1) These instruments carrying value are highly liquid and deemed reasonable estimates of fair value.

(2) Included within cash and cash equivalents of $527.6 million and $679.2 million are $445.9 million and $481.7 million held in short-term money-market deposits as of June 30, 2024 and December 31, 2023, respectively. During the six months ended June 30, 2024 and 2023, we earned interest income on short-term money-market deposits of $13.4 million and $17.8 million, respectively.

(3) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(4) Our debt obligations are recorded at amortized cost. The amounts presented in the table above are gross of the deferred financing costs of $20.7 million and $23.9 million at June 30, 2024 and December 31, 2023, respectively.

(5) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly basis.

(6) The estimated fair values of our Unsecured Bonds are based on their quoted market prices as of the balance sheet date.

(7) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(8) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the balance sheet date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.

As of June 30, 2024, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for SOFR as summarized below:

Instrument	Notional value (in thousands of $)	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	538,958	March 2025 to November 2029	1.93% - 2.37%

Commodity price risk management

Although the LTA bills at a base rate of $60.00 per barrel over the contract term for 1.2 million tonnes out of the base capacity of 1.44 million tonnes of LNG, we bear no downside risk to the movement of oil prices should the oil price move below $60.00. Pursuant to LTA Amendment 3, the remaining 0.2 million tonnes of LNG is linked to the TTF index and the Euro/U.S. Dollar foreign exchange movements.

We have entered into commodity swaps to economically hedge our exposure to a portion of FLNG Hilli’s tolling fee that is linked to the TTF index, by swapping variable cash receipts that are linked to the TTF index for anticipated future production volumes with fixed payments from our TTF swap counterparties. We have entered into master netting agreements with our counterparties and are subject to nominal credit risk as these transactions are settled on a daily margin basis with investment-grade institutions.

Instrument	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	806,502	2024	$51.20
Receiving floating, pay fixed	806,502	2024	$20.55